Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital
	December 31, 2020			December 31, 2019
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding
Ordinary shares, NIS 1 par value each	25,000,000	15,862,887	15,294,267	25,000,000	15,862,887	15,294,267